As filed with the Securities and Exchange Commission on December 28, 2016
Securities Act File (No. 333-153445)
Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 103	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105	☒
(Check appropriate box or boxes)

AQR Funds
(Exact Name of Registrant Specified in Charter)
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (203) 742-3600
Bradley D. Asness, Esq.
Principal & Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
(Name and Address of Agent for Service)
With copies to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 28th day of December, 2016.
AQR Funds
By	/s/ Marco Hanig
Marco Hanig President
Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
	Signature	Title	Date
	/s/ Marco Hanig	Marco Hanig
	(Marco Hanig)	President and Trustee (Principal Executive Officer)	December 28, 2016
	/s/ Heather Bonner	Heather Bonner
	(Heather Bonner)	Chief Financial Officer (Principal Financial Officer)	December 28, 2016
	*	David Kabiller
	(David Kabiller)	Trustee
	*	Timothy K. Armour
	(Timothy K. Armour)	Trustee
	*	William L. Atwell
	(William L. Atwell)	Trustee
	*	Gregg D. Behrens
	(Gregg D. Behrens)	Trustee
	*	Brian Posner
	(Brian Posner)	Trustee
	*	L. Joe Moravy
	(L. Joe Moravy)	Trustee
	*	Mark A. Zurack
	(Mark A. Zurack)	Trustee
*By:	/s/ MARCO HANIG		December 28, 2016
Marco Hanig Attorney-in-fact for each Trustee
1

Exhibit Index
Item Number	Item
EX – 101 INS	XBRL Instance Document
EX – 101 SCH	XBRL Taxonomy Extension Schema Document
EX – 101 CAL	XBRL Taxonomy Extension Calculation Linkbase
EX – 101 DEF	XBRL Taxonomy Extension Definition Linkbase
EX – 101 LAB	XBRL Taxonomy Extension Labels Linkbase
EX – 101 PRE	XBRL Taxonomy Extension Presentation Linkbase
2